STAFF COSTS (Details) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) shares employee item $ / shares	Sep. 30, 2023 kr / shares	Sep. 30, 2022 USD ($) shares item employee	Sep. 30, 2022 kr / shares	Dec. 31, 2022 USD ($) item employee
STAFF COSTS
Staff costs	$ 17.7	$ 11.1	$ 54.6		$ 35.6		$ 49.7
RSUs
STAFF COSTS
Number of instruments agreed to grante | shares			1,248,153		1,137,770
Vesting period			3 years
Exercise price | kr / shares				kr 220.6		kr 58.0
Exercise period			360 days
Fair value of options granted			$ 10.8		$ 2.2
Average remaining contractual life			1 year 3 months		1 year 3 months
Restricted stock options
STAFF COSTS
Number of instruments agreed to grante | shares			1,333,222
Exercise price | $ / shares			$ 1
Fair value of options granted			$ 40.4
Seafarers employees
STAFF COSTS
Staff costs			$ 60.6		$ 55.2		$ 76.3
Number Of Seafarers On Short-Term Contracts | employee			1,519		1,504		1,565
Seafarers employed under Danish contracts
STAFF COSTS
Number of seafarers employed under danish contracts | item			104		100		100
Operating expenses
STAFF COSTS
Staff costs	2.3	1.8	$ 6.4		$ 6.0		$ 7.7
Administrative expenses
STAFF COSTS
Staff costs	$ 15.4	$ 9.3	$ 48.2		$ 29.6		$ 42.0